Investments	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
Investments on the Consolidated Balance Sheets as of December 31, 2013 and 2012 included available-for-sale and trading securities. At December 31, 2013 and 2012, Federated held investments totaling $129.4 million and $136.0 million, respectively, in fluctuating-value Federated-sponsored mutual funds that were classified as available-for-sale securities and were included in Investments—affiliates on the Consolidated Balance Sheets.

Available-for-sale securities (see Note (1)(g)) were as follows:

	2013				2012
		Gross Unrealized		Estimated Fair Value		Gross Unrealized		Estimated Fair Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$24,737	$2,423	$0	$27,160	$44,944	$4,814	$(5)	$49,753
Fixed-income mutual funds	102,072	786	(605)	102,253	84,855	1,436	(21)	86,270
Total fluctuating-value mutual funds	$126,809	$3,209	$(605)	$129,413	$129,799	$6,250	$(26)	$136,023

The decrease in available-for-sale securities at December 31, 2013 as compared to December 31, 2012, was primarily due to $108.6 million in redemptions of equity and fixed-income mutual funds during 2013 partially offset by purchases of $91.9 million of fixed-income and equity mutual funds in 2013.
Federated’s trading securities totaled $58.3 million and $55.0 million at December 31, 2013 and 2012, respectively. Federated consolidates certain investment companies into its Consolidated Financial Statements as a result of Federated’s controlling financial interest in the companies (see Note (4)). All investments held by these investment companies, which primarily represented Federated-sponsored investment companies, were included in Investments—consolidated investment companies on Federated’s Consolidated Balance Sheets as of December 31, 2013 and 2012. Investments—other on the Consolidated Balance Sheets represented other trading investments held in separate accounts for which Federated is the beneficiary.
Federated’s trading securities as of December 31, 2013 were primarily composed of foreign and domestic debt securities ($36.5 million), stocks of large U.S. and international companies ($17.0 million) and an offshore master fund invested in global project and trade finance transactions ($2.5 million). Federated’s trading securities as of December 31, 2012 were primarily composed of domestic and foreign debt securities ($28.4 million), stocks of large U.S. and international companies ($13.9 million) and an offshore master fund invested in global project and trade finance transactions ($12.1 million).

The following table presents gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments and economic derivatives held by certain consolidated investment companies for the years ended December 31:

in thousands	2013	2012	2011
Unrealized gain (loss)
Trading securities	$2,036	$1,614	$(871)
Derivatives[1]	(49)	72	(560)
Realized gains[2]
Available-for-sale securities	15,390	4,439	3,006
Trading securities	1,306	1,200	931
Derivatives[1]	1,083	310	570
Realized losses[2]
Available-for-sale securities	(1,561)	0	0
Trading securities	(870)	(627)	(830)
Derivatives[1]	(349)	(97)	(814)
Gain on securities, net[3]	$16,986	$6,911	$1,432

1	Amounts related to the settlement of economic derivatives held by certain consolidated sponsored products.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $2.6 million, $2.0 million and $(1.2) million for 2013, 2012 and 2011, respectively.